Short-Term Investments	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	RMB	RMB	US$
Held-to-maturity securities
- Fixed rate time deposits	—	277,946	40,033
- Floating rate principal unguaranteed investments	102,300	—	—

	102,300	277,946	40,033

The Company recorded interest income related to its short-term investments amounting to RMB50,882, RMB37,652 and RMB1,148 (US$165) for the years ended December 31, 2014, 2015 and 2016, respectively, in the consolidated statements of operations. There were no unrealized gains or losses as of December 31, 2014, 2015 and 2016.